CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Series A, Preferred Stock [Member]	Series B, Preferred Stock [Member]
Balance, shares at Dec. 31, 2021		200,183			3,774	3,500,000
Balance, amount at Dec. 31, 2021	$ (1,476,451)	$ 20	$ 2,130,990	$ (3,607,811)	$ 0	$ 350
Net loss	(973,896)	$ 0	0	(973,896)	$ 0	$ 0
Balance, shares at Dec. 31, 2022		200,183			3,774	3,500,000
Balance, amount at Dec. 31, 2022	(2,450,347)	$ 20	2,130,990	(4,581,707)	$ 0	$ 350
Net loss	(111,037)	0	0	(111,037)	$ 0	0
Shares issued for asset purchase agreement, shares					9,000,000
Shares issued for asset purchase agreement, amount	405,000	$ 0	404,100	0	$ 900	$ 0
Balance, shares at Mar. 31, 2023		200,183			9,003,774	3,500,000
Balance, amount at Mar. 31, 2023	(2,156,384)	$ 20	2,535,090	(4,692,744)	$ 900	$ 350
Balance, shares at Dec. 31, 2022		200,183			3,774	3,500,000
Balance, amount at Dec. 31, 2022	(2,450,347)	$ 20	2,130,990	(4,581,707)	$ 0	$ 350
Net loss	(253,886)
Balance, shares at Sep. 30, 2023		200,183			9,003,774	3,500,000
Balance, amount at Sep. 30, 2023	(2,299,233)	$ 20	2,535,090	(4,835,593)	$ 900	$ 350
Balance, shares at Dec. 31, 2022		200,183			3,774	3,500,000
Balance, amount at Dec. 31, 2022	(2,450,347)	$ 20	2,130,990	(4,581,707)	$ 0	$ 350
Net loss	(661,982)	$ 0		(661,982)	$ 0	0
Shares issued for asset purchase agreement, shares					9,000,000
Shares issued for asset purchase agreement, amount	405,000		404,100	0	$ 900	$ 0
Balance, shares at Dec. 31, 2023		200,183			9,003,774	3,500,000
Balance, amount at Dec. 31, 2023	(2,707,329)	$ 20	2,535,090	(5,243,689)	$ 900	$ 350
Balance, shares at Mar. 31, 2023		200,183			9,003,774	3,500,000
Balance, amount at Mar. 31, 2023	(2,156,384)	$ 20	2,535,090	(4,692,744)	$ 900	$ 350
Net loss	(128,557)	$ 0	0	(128,557)	$ 0	$ 0
Balance, shares at Jun. 30, 2023		200,183			9,003,774	3,500,000
Balance, amount at Jun. 30, 2023	(2,284,941)	$ 20	2,535,090	(4,821,301)	$ 900	$ 350
Net loss	(14,292)	$ 0	0	(14,292)	$ 0	$ 0
Balance, shares at Sep. 30, 2023		200,183			9,003,774	3,500,000
Balance, amount at Sep. 30, 2023	(2,299,233)	$ 20	2,535,090	(4,835,593)	$ 900	$ 350
Balance, shares at Dec. 31, 2023		200,183			9,003,774	3,500,000
Balance, amount at Dec. 31, 2023	(2,707,329)	$ 20	2,535,090	(5,243,689)	$ 900	$ 350
Net loss	(37,024)	$ 0	0	(37,024)	$ 0	$ 0
Balance, shares at Mar. 31, 2024		200,183			9,003,774	3,500,000
Balance, amount at Mar. 31, 2024	(2,744,353)	$ 20	2,535,090	(5,280,713)	$ 900	$ 350
Balance, shares at Dec. 31, 2023		200,183			9,003,774	3,500,000
Balance, amount at Dec. 31, 2023	(2,707,329)	$ 20	2,535,090	(5,243,689)	$ 900	$ 350
Net loss	1,302,773
Balance, shares at Sep. 30, 2024		200,183			9,003,774	3,500,000
Balance, amount at Sep. 30, 2024	(684,556)	$ 20	3,255,090	(3,940,916)	$ 900	$ 350
Balance, shares at Mar. 31, 2024		200,183			9,003,774	3,500,000
Balance, amount at Mar. 31, 2024	(2,744,353)	$ 20	2,535,090	(5,280,713)	$ 900	$ 350
Net loss	(730,207)	0	0	(730,207)	$ 0	0
Return of shares issued for asset purchase agreement, shares					(9,000,000)
Return of shares issued for asset purchase agreement, amount	0	0	900	0	$ (900)	0
Shares issued for services, shares					9,000,000
Shares issued for services, amount	720,000	$ 0	719,100	0	$ 900	$ 0
Balance, shares at Jun. 30, 2024		200,183			9,003,774	3,500,000
Balance, amount at Jun. 30, 2024	(2,754,560)	$ 20	3,255,090	(6,010,920)	$ 900	$ 350
Net loss	2,070,004	$ 0	0	2,070,004	$ 0	$ 0
Balance, shares at Sep. 30, 2024		200,183			9,003,774	3,500,000
Balance, amount at Sep. 30, 2024	$ (684,556)	$ 20	$ 3,255,090	$ (3,940,916)	$ 900	$ 350